CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	Sep. 30, 2011	Dec. 31, 2010
Current
Cash and cash equivalents	$ 110,425	$ 95,560
Short-term investments	2,951	6,575
Restricted cash	3,294	2,510
Trade receivables	78,779	112,949
Inventories:
Ore stockpiles	52,277	67,764
Concentrates and dore	77,969	50,332
Supplies	206,096	149,647
Available-for-sale securities (note 7)	147,961	99,109
Other current assets	117,782	89,776
Total current assets	797,534	674,222
Other assets	52,604	61,502
Goodwill	200,064	200,064
Property, plant and mine development	4,493,849	4,564,563
TOTAL ASSETS	5,544,051	5,500,351
Current
Accounts payable and accrued liabilities	226,414	160,375
Reclamation provision	44,400
Dividends payable	26,929	108,009
Interest payable	19,855	9,743
Income taxes payable	9,927	14,450
Capital lease obligations	10,662	10,592
Fair value of derivative financial instruments (note 9)	17,308	142
Total current liabilities	355,495	303,311
Long-term debt (note 8)	650,000	650,000
Reclamation provision and other liabilities	138,720	145,536
Future income and mining tax liabilities	677,072	736,054
SHAREHOLDERS' EQUITY
Common shares (note 5)	3,117,067	3,078,217
Stock options (note 6)	110,127	78,554
Warrants	24,858	24,858
Contributed surplus	15,164	15,166
Retained earnings	472,740	440,265
Accumulated other comprehensive income (loss)	(17,192)	28,390
Total shareholders' equity	3,722,764	3,665,450
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 5,544,051	$ 5,500,351